Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 233	$ 233
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	150,000,000	150,000,000
Common stock issued (in shares)	34,260,980	20,626,249
Common stock outstanding (in shares)	33,560,980	20,626,249
Treasury stock (in shares)	700,000	0